Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Schedule of Investments in Associates
The Company conducts a portion of its business through investments in joint arrangements and associates.

Associate	Location	Ownership Interest	Classification and accounting method	Mining properties

Seasif Exploration Inc (“Seasif Exploration“)	Canada	24.3%	Associate; equity method	Meadowbank Project

	Percentage of ownership	Common shares	December 31, 2024	December 31, 2023
Soto Norte (a)	—%	—	$—	$108,527
Seasif Exploration (previously Western Atlas) (c)	24.3%	29,910,588	180	253
Total			$180	$108,780

The income (loss) from investments in associates during the years ended December 31, 2024 and 2023 comprises:

	Year-ended December 31,
	2024	2023
Soto Norte (a)	$(2,811)	$2,650
Denarius (b)	—	(2,463)
Seasif Exploration (previously Western Atlas) (c)	(73)	(128)
Total	$(2,884)	$59
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2022	$100,772
Company’s share of the income from the associate	2,650
Cash contributions to Soto Norte	5,105
Investment in associate as of December 31, 2023	108,527
Company’s share of the loss from the associate	(2,811)
Cash contributions to Soto Norte	2,647
Reclassification of investment (Note 5)	(108,363)
Investment in associate as of December 31, 2024	$—

Amount
As at December 31, 2022	$51,504
Interest expense	2,246
Repayment	(50,000)
Interest paid	(3,750)
As at December 31, 2023	$—
Summarized financial information for the Soto Norte Project during the period in which the Company exercised significant influence, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

	Year-ended December 31,
	2024	2023
Project expenses	(13,022)	(10,173)
Net (loss) income and comprehensive (loss) income of associate	(14,054)	13,251
Company’s equity share of the net (loss) income and comprehensive (loss) income of associate – 20%	$(2,811)	$2,650
The following table summarizes the change in the carrying amount of the Company’s investment in Denarius:

	Common shares	Warrants	Total
As of December 31, 2022	$11,960	$409	$12,369
Additions	1,122	—	1,122
Company’s share of the loss from the associate	(783)	—	(783)
Equity share of other comprehensive loss	600	—	600
Loss on dilution	(1,680)	—	(1,680)
Loss on derecognition	(8,142)	—	(8,142)
Reclassification of investment	(3,077)	(409)	(3,486)
Investment in Denarius as at December 31, 2023	$—	$—	$—

	Common shares	Warrants	Convertible Debenture	Total
Reclassification of investment	$3,077	$409	$—	$3,486
Purchase of Denarius Debenture	—	—	3,603	3,603
Change in fair value	919	(160)	1,908	2,667
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
Change in fair value	895	(98)	2,071	2,868
Other financial asset as at December 31, 2024	$4,891	$151	$7,582	$12,624
The following table summarizes the change in the carrying amount of the Company’s investment in Seasif Exploration:

Amount
As of December 31, 2022	$381
Company’s share of the loss from the associate	(128)
As of December 31, 2023	$253
Company’s share of the loss from the associate	(73)
Investment in Seasif Exploration as of December 31, 2024	$180